Capital Stock (Shares Repurchased) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended	132 Months Ended
	Mar. 31, 2016	May 24, 2018	Feb. 02, 2016	Feb. 01, 2016
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount			$ 468.0	$ 300.0
Shares Repurchased (in shares)	3.6
Aggregate cost of shares repurchased	$ 73.2
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Aggregate cost of shares repurchased		$ 283.2
Share repurchase plan, remaining capacity		$ 184.7